Shareholder Report, Average Annual Return (Details) 191909_Bahl - Gaynor Income Growth ETF_TF_TSR Annual {TF}	12 Months Ended	28 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bahl & Gaynor Income Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth ETF NAV
Average Annual Return, Percent	12.39%	14.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	21.62%